FIXED ASSETS	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
FIXED ASSETS

4. FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at December 31, 2023 and 2022 is as follows:

		December 31,	December 31,
	Useful Lives	2023	2022
Furniture and fixtures	7 years	$15,017	$15,017
Computer and equipment	5 years	8,782	4,871
Software	3 years	26,128	25,645
Less depreciation and amortization		(4,421)	(964)
Total fixed assets, net		$45,506	44,569

The Company recorded depreciation expense of $1,674 and $964 for the periods ended December 31, 2023, and 2022, respectively.

4. FIXED ASSETS

The carrying basis and accumulated depreciation of fixed assets at June 30, 2023 and 2022 is as follows:

	Useful Lives	June 30, 2023	June 30, 2022
Furniture and fixtures	7 years	$15,017	$0
Computer and equipment	5 years	5,631	0
Machinery	5 years	5,000	0
Software	3 years	26,127	22,145
Less depreciation and amortization		(2,747)	0
Total fixed assets, net		$49,028	22,145